ORDINARY SHARES	12 Months Ended
Dec. 31, 2018
ORDINARY SHARES
ORDINARY SHARES

12. ORDINARY SHARES

As of December 31, 2017, the authorized shares consist of 72,000,000 Class A ordinary shares, 839,209,895 Class B ordinary shares, and 13,671,109 Class C ordinary shares. The Class A ordinary shares are issuable only to the Founders. The Class B ordinary shares are issuable to preferred shareholders upon conversion of the preferred shares. The Class C ordinary shares are issuable to option holders upon exercise of the share options. Each Class A ordinary Share is entitled to twenty (20) votes while each Class B or Class C ordinary share or preferred share is entitled to one vote on all matters subject to vote at general meetings of the Company.

In 2015 and 2016, the Group issued total of 1,607,901 Class C Ordinary Shares to Gold Prized Investment Limited (‘‘Gold Prized’’) to establish a reserve pool for future issuance of equity share incentive to the Group’s employees. While these ordinary shares were legally issued to Gold Prized, the voting rights and associated economic rights remained with the Group. As such, none of these ordinary shares were considered to be granted under the incentive plan, and the Company accounted for these shares as issued but not outstanding. In June 2018, Gold Prized irrevocably surrendered these 1,607,901 Class C ordinary shares ("Surrendered Shares") registered under its name to the Group resulting in the cancellation of the related subscription receivable of RMB2,200, which has no effect on the Group's total (deficit) equity amount. The Surrendered Shares were cancelled with effect from June 2018 and the Company reserved those shares in the authorized share capital to be issued pursuant to the Plan.

In September 2018, with the effective of the revised Articles of Association, the Company’s authorized share capital was changed to US$50 divided into 1,000,000,000 shares comprising (i) 800,000,000 Class A ordinary shares of a par value of US$0.00005 each, (ii) 72,000,000   Class B ordinary shares of a par value of US$0.00005 each and (iii) 128,000,000 shares of a par value of US$0.00005 each of such class or classes as Company’s board of directors may determine. All 72,000,000 issued and outstanding Class A ordinary shares beneficially owned by Dr. Gang Yu and Mr. Junling Liu were re-designated as Class B ordinary shares, and all other issued and outstanding shares were re-designated as Class A ordinary shares. Each Class A ordinary share entitles the holder to one vote, and each Class B ordinary share entitles the holder to fifteen votes on all matters subject to the vote at general meetings of the Company.  .

In September 2018, 75,118,996 preferred shares were converted into Class A ordinary shares and the Company issued 15,969,110 Class A ordinary shares with the completion of the IPO.